EQUITY - Series G Preferred Shares (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	May 20, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Class of Stock [Line Item]
Fair value of shares		$ 10,856	$ 11,968	$ 39,310
Series G Preferred Stock
Class of Stock [Line Item]
Preferred shares, issued	12,800	12,800	0
Fair value of shares	$ 1,996
Convertible preferred shares issued	213,333
Conversion price	$ 1